Provisions - Current Liabilities and Non-current Liabilities of Provisions (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of other provisions [abstract]
Current liabilities	¥ 268,388	¥ 362,151
Non-current liabilities	253,625	278,890
Total	¥ 522,013	¥ 641,041